                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [      ]; Amendment Number:

 This Amendment (Check only one.):      [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Martin Investment Management, LLC
Address:  1007 Church Street, Suite 530
          Evanston, Illinois 60201

Form 13F File Number: 28-14087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Patrick A. Martin
Title:  Managing Director
Phone:  847/424-9124

Signature, Place, and Date of Signing:

 /s/ Patrick A. Martin        Evanston, Illinois         January 26, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  50
Form 13F Information Table Value Total:  239908
                                         (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

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                          FORM 13F INFORMATION TABLE

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Martin Investment Management, LLC
FORM 13F
Active Accounts

                                   31-Dec-11

                                                                                                  Voting Authority
                                Title of               Value   Shares/ Sh/ Put/  Invstmt  Other   ----------------
Name of Issuer                   class      CUSIP     (x$1000) Prn Amt Prn Call  Dscretn Managers  Sole    Shared   None
--------------                  -------- ------------ -------- ------- --- ----  ------- --------  ------  ------  ------
3M CO COMMON STOCK USD.01         COM       88579Y101    8121   99360  SH         Sole             18000            81360
ABBOTT LABORATORIES               COM       002824100    9017  160360  SH         Sole             26700           133660
ACCENTURE PLC                     COM       G1151C101    1880   35315  SH         Sole                              35315
ACE LTD                           COM       H0023R105     869   12400  SH         Sole             12000              400
ADOBE SYSTEMS INC                 COM       00724F101    7291  257892  SH         Sole             40800           217092
AMERICAN EXPRESS CO               COM       025816109    6158  130550  SH         Sole             32800            97750
APPLE INC                         COM       037833100   13327   32905  SH         Sole              5125            27780
APPLIED MATERIALS INC COMMON
 S                                COM       038222105    5376  501940  SH         Sole            106600           395340
BECTON DICKINSON AND CO
 COMMON                           COM       075887109    6368   85227  SH         Sole             15700            69527
BERKSHIRE HATHAWAY INC            COM       084670702    7598   99579  SH         Sole             17700            81879
BOC HONG KONG HOLDINGS LTD
 (HK                              COM       Y0920U103      24   10000  SH         Sole                              10000
BRISTOL-MYERS SQUIBB CO           COM       110122108    4440  126005  SH         Sole             26150            99855
CELGENE CORP                      COM       151020104    6380   94386  SH         Sole              9400            84986
CHUBB CORP COM                    COM       171232101     720   10400  SH         Sole                              10400
CME GROUP INC COM                 COM       12572Q105    1284    5268  SH         Sole              3000             2268
COLGATE PALMOLIVE CO COMMON
 ST                               COM       194162103    9352  101228  SH         Sole             20650            80578
COMCAST CORP CL A                 COM       20030N101    1486   62675  SH         Sole             36300            26375
CONOCOPHILLIPS                    COM       20825C104    5151   70687  SH         Sole              7200            63487
DARDEN RESTAURANTS INC COM        COM       237194105    1358   29800  SH         Sole             17200            12600
DEVON ENERGY CORP NEW             COM       25179M103    5347   86248  SH         Sole             18700            67548
EBAY INC                          COM       278642103     937   30900  SH         Sole             16800            14100
EXXON MOBIL CORP                  COM       30231G102    9093  107278  SH         Sole             21400            85878
FISERV INC COMMON STOCK USD.01    COM       337738108    7598  129342  SH         Sole             24500           104842
FREEPORT MCMORAN COPPER
 COMMON                           COM       35671D857    2662   72349  SH         Sole             10500            61849
GENERAL DYNAMICS CORP
 COMMON S                         COM       369550108    5106   76890  SH         Sole             18900            57990
GOOGLE INC CL A COMMON STOCK
 U                                COM       38259P508    7651   11846  SH         Sole              1825            10021
HELMERICH + PAYNE COMMON
 STOCK                            COM       423452101    8652  148260  SH         Sole             28000           120260
HESS CORP COMMON STOCK USD1.      COM       42809H107    4904   86341  SH         Sole             20000            66341
ICTC GROUP INC FRAC SHS           COM       EEK31F102       0   66000  SH         Sole                              66000
INTERNATIONAL BUSINESS
 MACHINE                          COM       459200101    5567   30277  SH         Sole              5350            24927
JOHNSON + JOHNSON COMMON
 STOCK                            COM       478160104    8241  125656  SH         Sole             20900           104756
KIMBERLY CLARK CORP               COM       494368103     556    7565  SH         Sole                               7565
LABORATORY CRP OF AMER HLDGS
 C                                COM       50540R409    4272   49686  SH         Sole              6600            43086
MASTERCARD INC CLASS A
 COMMON                           COM       57636Q104   12806   34349  SH         Sole              5800            28549
NESTLE S A SPONSORED ADR REPST    ADR       641069406    2494   43209  SH         Sole                              43209
NESTLE SA (CHF)                   COM       H57312946     235    4075  SH         Sole                               4075
OMNICOM GROUP COMMON STOCK
 USD                              COM       681919106    7659  171805  SH         Sole             33000           138805
PEPSICO INC COMMON STOCK USD.0    COM       713448108    7529  113471  SH         Sole             23450            90021
PPL CORP COM                      COM       69351T106    1824   62000  SH         Sole             35500            26500
PRAXAIR INC                       COM       74005P104     812    7600  SH         Sole              2800             4800
PROCTER + GAMBLE CO/THE
 COMMON                           COM       742718109    9456  141751  SH         Sole             27900           113851
RIO TINTO PLCADR                  ADR       767204100     362    7400  SH         Sole              7400
SCRIPPS NETWORKS
 INTERACTIVEIN                    COM       811065101     522   12300  SH         Sole              6500             5800
SINGAPORE TELECOMMUNICATIONS
 (                                COM       Y79985209      33   14000  SH         Sole                              14000
STRYKER CORP COMMON STOCK
 USD.                             COM       863667101    7662  154125  SH         Sole             25400           128725
THERMO FISHER SCIENTIFIC INC C    COM       883556102    6195  137765  SH         Sole             24900           112865
UNITED TECHNOLOGIES CORP
 COMMO                            COM       913017109    5305   72576  SH         Sole             15900            56676
VERISK ANALYTICS INC              COM       92345Y106    8522  212361  SH         Sole             39600           172761
VERIZON COMMUNICATIONS            COM       92343V104     761   18960  SH         Sole                              18960
VODAFONE GROUP PLC SPONSORED
 A                                ADR       92857W209     945   33731  SH         Sole             30000             3731
REPORT SUMMARY                     50    DATA RECORDS  239908           0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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